CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income Statement [Abstract]
Revenues	$ 464,783	$ 518,105	$ 522,057
Cost of revenues (exclusive of depreciation, amortization and impairment charges shown below)	(382,101)	(419,867)	(411,077)
Selling, general and administrative expenses (exclusive of depreciation, amortization and impairment charges shown below)	(76,586)	(89,176)	(97,339)
Depreciation and amortization	(25,302)	(30,092)	(37,619)
Gain on sale of fixed assets	3,886	507	659
Impairment charges		(4,598)
Equity in earnings (losses) of affiliates	2,655	(612)	(2,002)
Restructuring costs	(16,924)	(9,189)	(2,644)
Gain on extinguishment of debt		4,236
Interest expense	(16,883)	(18,011)	(13,707)
Other income (expense), net	843	1,082	(1,266)
Loss from continuing operations before income taxes	(45,629)	(47,615)	(42,938)
Income tax (expense) benefit	(1,420)	(737)	3,945
Net loss from continuing operations	(47,049)	(48,352)	(38,993)
Net (loss) income from discontinued operations	(5,187)	3,547	(70,334)
Net loss	(52,236)	(44,805)	(109,327)
Net loss (income) attributable to noncontrolling interests		28	(824)
Net loss attributable to Layne Christensen Company	$ (52,236)	$ (44,777)	$ (110,151)
(Loss) income per share information attributable to Layne Christensen Company shareholders:
Loss per share from continuing operations - basic and diluted	$ (2.38)	$ (2.45)	$ (2.03)
(Loss) income per share from discontinued operations - basic and diluted	(0.26)	0.18	(3.58)
Loss per share - basic and diluted	$ (2.64)	$ (2.27)	$ (5.61)
Weighted average shares outstanding - basic and diluted	19,786	19,730	19,630